Shareholder Report, Average Annual Return (Details) 194749_Innovator Equity Defined Protection ETF - 1 Yr June_TF_TSR Annual {TF}	5 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 1 Yr June
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Innovator Equity Defined Protection ETF - 1 Yr June NAV
Average Annual Return, Percent		3.34%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	16.28%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500
Average Annual Return, Percent	15.71%